Risk Management - Schedule of Floating Rate Instruments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Government Bonds - LFT [Member]
Schedule of Floating Rate Instruments [Line Items]
Rate risk		SELIC	SELIC
Total portfolio of basic interest rate change		R$ 3,034,719	R$ 2,338,261
Government Bonds - LFT [Member] | Basic interest rate change 10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change		45,217	28,644
Government Bonds - LFT [Member] | Basic interest rate change -10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change		R$ (45,217)	R$ (28,644)
Government Bonds – LTN and NTN-F [Member]
Schedule of Floating Rate Instruments [Line Items]
Rate risk		Fixed Rate
Total portfolio of basic interest rate change		R$ 2,791,164
Government Bonds – LTN and NTN-F [Member] | Basic interest rate change 10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change		41,588
Government Bonds – LTN and NTN-F [Member] | Basic interest rate change -10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change		R$ (41,588)
Government Bonds – NTN-B [Member]
Schedule of Floating Rate Instruments [Line Items]
Rate risk	[1]	IPCA
Total portfolio of basic interest rate change	[1]	R$ 1,035
Government Bonds – NTN-B [Member] | Basic interest rate change 10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change	[1]	15
Government Bonds – NTN-B [Member] | Basic interest rate change -10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change	[1]	R$ (15)
Derivative financial instruments [Member]
Schedule of Floating Rate Instruments [Line Items]
Rate risk		Fixed Rate	CDI
Total portfolio of basic interest rate change		R$ 29,016	R$ 54,187
Derivative financial instruments [Member] | Basic interest rate change 10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change		388	664
Derivative financial instruments [Member] | Basic interest rate change -10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change		R$ (388)	R$ (664)
Investment Fund Quotas [Member]
Schedule of Floating Rate Instruments [Line Items]
Rate risk		CDI
Total portfolio of basic interest rate change		R$ 99,926
Investment Fund Quotas [Member] | Basic interest rate change 10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change		1,489
Investment Fund Quotas [Member] | Basic interest rate change -10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change		R$ (1,489)
Consumer loans [Member]
Schedule of Floating Rate Instruments [Line Items]
Rate risk	[2]	Fixed Rate	Fixed Rate
Total portfolio of basic interest rate change	[2]	R$ 20,913,518	R$ 10,571,338
Consumer loans [Member] | Basic interest rate change 10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change	[2]	358,617	129,499
Consumer loans [Member] | Basic interest rate change -10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change	[2]	R$ (358,617)	R$ (129,499)
Futures Contract - CDI Rate [Member]
Schedule of Floating Rate Instruments [Line Items]
Rate risk	[3]	Fixed Rate
Total portfolio of basic interest rate change	[3]	R$ 13,054,396
Futures Contract - CDI Rate [Member] | Basic interest rate change 10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change	[3]	194,511
Futures Contract - CDI Rate [Member] | Basic interest rate change -10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change	[3]	R$ (194,511)
Futures Contract - CDI Rate [Member]
Schedule of Floating Rate Instruments [Line Items]
Rate risk	[3]	Fixed Rate
Total portfolio of basic interest rate change	[3]	R$ (3,252,200)
Futures Contract - CDI Rate [Member] | Basic interest rate change 10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change	[3]	(48,458)
Futures Contract - CDI Rate [Member] | Basic interest rate change -10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change	[3]	R$ 48,458
CDB’s [Member]
Schedule of Floating Rate Instruments [Line Items]
Rate risk		CDI	CDI
Total portfolio of basic interest rate change		R$ (27,839,064)	R$ (19,094,153)
CDB’s [Member] | Basic interest rate change 10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change		(414,802)	(233,903)
CDB’s [Member] | Basic interest rate change -10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change		R$ 414,802	R$ 233,903
Other obligations under financial Instruments [Member]
Schedule of Floating Rate Instruments [Line Items]
Rate risk		Fixed Rate	CDI
Total portfolio of basic interest rate change		R$ (752,571)	R$ (2,955,650)
Other obligations under financial Instruments [Member] | Basic interest rate change 10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change		(11,213)	(36,207)
Other obligations under financial Instruments [Member] | Basic interest rate change -10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change		R$ 11,213	R$ 36,207
Government Bonds - LTN [Member]
Schedule of Floating Rate Instruments [Line Items]
Rate risk			Fixed Rate
Total portfolio of basic interest rate change			R$ 800,368
Government Bonds - LTN [Member] | Basic interest rate change 10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change			9,805
Government Bonds - LTN [Member] | Basic interest rate change -10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change			R$ (9,805)
Reverse repurchases agreements - National Treasury Note (NTN-B) [Member]
Schedule of Floating Rate Instruments [Line Items]
Rate risk			IPCA
Total portfolio of basic interest rate change			R$ 4,809,999
Reverse repurchases agreements - National Treasury Note (NTN-B) [Member] | Basic interest rate change 10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change			58,923
Reverse repurchases agreements - National Treasury Note (NTN-B) [Member] | Basic interest rate change -10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change			R$ (58,923)
Payment accounts [Member]
Schedule of Floating Rate Instruments [Line Items]
Rate risk			CDI
Total portfolio of basic interest rate change			R$ (889,296)
Payment accounts [Member] | Basic interest rate change 10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change			(10,894)
Payment accounts [Member] | Basic interest rate change -10% [Member]
Schedule of Floating Rate Instruments [Line Items]
Total portfolio of basic interest rate change			R$ 10,894

[1]	The IPCA (Índice de Preços ao Consumidor Amplo) is Brazil’s official consumer price inflation index which measures the change in the cost of a basket of consumer goods and services and is calculated by the Brazilian Institute of Geography and Statistics (IBGE).
[2]	Refers to gross amount consumer loans
[3]	Futures contract - CDI Rate to hedge interest rate risk of the assets and liabilities of the FIDC. The “Total portfolio amount” represents the notional amount.